	Barings Global Short Duration High Yield Fund
	SCHEDULE OF INVESTMENTS
	March 31, 2024
(Unaudited)
				SHARES	COST	FAIR VALUE
	Equities* — 0.59%:
	Common Stocks — 0.57%:
	Flint Group Ordinary A Shares Stapled to 2L¤+			1,395,572	$149	$0
	ESC CB 144A High Ridge¤			2,982	0	0
	KCA Deutag Ordinary A Shares			25,580	1,103,387	1,789,526
	Travelex Private Equity Stapled to 12.5% New Money Notes¤+			16,764	1	0
	Naviera Armas¤+			14,621,136	0	0
	Total Common Stocks			16,062,034	1,103,537	1,789,526

Warrant — 0.02%:
	Travelex Topco Limited¤+			2,218	0	61,588
	Total Warrant			2,218	0	61,588

	Total Equities			16,064,252	1,103,537	1,851,114

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
	Fixed Income — 133.18%:
	Asset-Backed Securities — 12.98%:
	CDO/CLO — 12.98%:
	610 FDG 2016-2R CLO LTD, 3M SOFR + 7.250%+~^#	12.83%	1/20/2034	$1,550,000	$1,534,190	$1,498,063
	Anchorage Capital 2016-9A ER2, 3M SOFR + 6.820%+~^#	12.40	7/15/2032	1,500,000	1,485,000	1,501,256
	Anchorage Capital CLO LTD 2013-1R, 3M SOFR + 6.800%+~^#	12.38	10/13/2030	1,000,000	977,213	999,863
	Anchorage Capital CLO LTD 2021-20 E, 3M SOFR + 7.350%+~^#	12.93	1/20/2035	1,000,000	980,000	975,182
	Ares CLO LTD 2013-27R2, 3M SOFR + 6.750%+~^#	12.33	10/28/2034	1,700,000	1,683,000	1,678,891
	Bain CAP CR CLO 2020-2R LTD, 3M SOFR + 6.610%+~^#	12.18	7/19/2034	1,000,000	990,000	970,172
	BlueMountain CLO LTD 2018-23A, 3M SOFR + 5.650%+~^#	11.23	10/20/2031	1,000,000	1,000,000	972,544
	Canyon CLO LTD 2019-2R, 3M SOFR + 6.750%+~^#	12.33	10/15/2034	1,000,000	1,000,000	974,763
	Carbone CLO, LTD 2017-1A, 3M SOFR + 5.900%+~^#	11.48	1/20/2031	750,000	750,000	742,437
	Carlyle Global Market Strategies 2017-5A, 3M SOFR + 5.300%+~^#	10.88	1/20/2030	700,000	700,000	669,353
	CIFC Funding 2020-1 LTD, 3M SOFR + 6.250%+~^#	11.83	7/15/2036	1,900,000	1,900,000	1,899,814
	GoldenTree Loan Management 2018-3A, 3M SOFR + 6.500%+~^#	12.08	4/20/2030	1,500,000	1,473,633	1,367,073
	GoldenTree Loan Opportunities XI LTD 2015-11A, 3M SOFR + 5.400%+~^#	10.96	1/18/2031	500,000	500,000	499,948
	KKR Financial CLO LTD 2017-20, 3M SOFR + 5.500%+~^#	11.08	10/16/2030	1,500,000	1,500,000	1,488,612
	KKR Financial CLO LTD 34-2, 3M SOFR + 6.850%+~^#	12.43	7/15/2034	2,000,000	1,980,000	1,996,854
	KVK 2016-1A ER2, 3M SOFR + 7.350%+~^#	12.93	10/15/2034	3,000,000	2,970,000	2,632,365
	LCM LTD 2031-30, 3M SOFR + 6.500%+~^#	12.08	4/20/2031	1,100,000	1,100,000	1,031,205
	Madison Park Funding LTD 2018-29A, 3M SOFR + 7.570%+~^	13.13	10/18/2030	2,000,000	1,960,000	1,909,830
	Madison Park Funding LTD XXXV 2019-35R E-R, 3M SOFR + 6.100%+~^#	11.68	4/20/2032	1,400,000	1,400,000	1,399,968
	Madison Park Funding LTD 2019-32R E-R, 3M SOFR + 6.200%+~^#	11.78	1/22/2031	1,000,000	1,000,000	999,903
	Magnetite CLO LTD 2016-18A, 3M SOFR + 7.600%+~^#	13.17	11/15/2028	1,400,000	1,386,000	1,359,561
	Octagon 2021-57 LTD, 3M SOFR + 6.600%+~^#	12.18	10/15/2034	1,500,000	1,500,000	1,456,920
	OHA Credit Partners LTD 2015-11A, 3M LSOFR + 7.900%+~^#	13.48	1/20/2032	2,000,000	1,970,323	1,946,972
	OHA Loan Funding LTD 2013-1A, 3M SOFR + 7.900%+~^#	13.48	7/23/2031	1,500,000	1,477,500	1,482,525
	Sound Point CLO XVIII 2018-18D, 3M SOFR + 5.500%+~^#	11.08	1/21/2031	2,000,000	2,000,000	1,514,878
	Sound Point CLO LTD 2020-27R, 3M SOFR + 6.560% E-R+~^#	12.15	10/25/2034	1,400,000	1,372,000	1,247,400
	Sound Point CLO LTD Series 2020-1A Class ER, 3M SOFR + 6.860%+~^#	12.44	7/20/2034	1,600,000	1,584,000	1,481,085
	TICP CLO LTD 2018-10A, 3M SOFR + 5.500%+~^#	11.08	4/20/2031	1,000,000	968,300	998,816
	Wellfleet CLO LTD 2017-3A, 3M SOFR + 5.550%+~^#	11.13	1/17/2031	1,500,000	1,500,000	1,231,116
	Wind River 2017-1A ER, 3M SOFR + 7.060%+~^#	12.62	4/18/2036	2,000,000	1,960,000	1,873,730
	Total CDO/CLO			43,000,000	42,601,159	40,801,099
	Total Asset-Backed Securities			43,000,000	42,601,159	40,801,099

	Bank Loans§ — 27.10%:
	Automobile — 0.34%:
	DexKo~ 3M SOFR + 3.75000%~	9.36	9/29/2028	$1,081,080	$1,079,729	$1,068,691
	Total Automobile			1,081,080	1,079,729	1,068,691

	Beverage, Food and Tobacco — 0.76%:
	8th Avenue Food & Provisions~ 3M SOFR + 4.75000~	10.20	10/1/2025	173,142	168,152	169,968
	8th Avenue Food & Provisions, 3M SOFR + 7.7500%~	13.20	10/1/2026	368,204	262,075	330,463
	Dessert Holdings, 3M SOFR + 7.2500%~	12.69	6/8/2029	1,000,000	982,700	843,330
	Florida Food Products 2nd Lien T/L, 3M SOFR + 8.0000%¤~	13.44	10/18/2029	1,500,000	1,464,306	1,050,000
	Total Beverage, Food and Tobacco			3,041,346	2,877,233	2,393,761

	Broadcasting and Entertainment — 1.86%:
	Clear Channel Worldwide Holdings Inc. ¤	7.50	3/31/2027	2,400,000	2,376,111	2,388,000
	Learfield Communications, Inc., 3M SOFR + 5.5000%~	10.83	6/30/2028	3,465,514	3,382,429	3,444,929
	Total Broadcasting and Entertainment			5,865,514	5,758,540	5,832,929

	Buildings and Real Estate — 0.35%:
	MI Windows and Doors 3M SOFR + 3.50000%~	8.83	3/20/2031	1,104,341	1,098,819	1,108,482
	Total Buildings and Real Estate			1,104,341	1,098,819	1,108,482

	Cargo Transport — 0.84%:
	Worldwide Express 2nd Lien T/L, 3M SOFR + 7.0000%~	12.50	7/26/2029	3,000,000	2,955,227	2,655,000
	Total Cargo Transport			3,000,000	2,955,227	2,655,000

	Chemicals, Plastics and Rubber — 1.21%:
	Flint Group 2L, 3M EURIBOR + 6.9000% PIK and 0.1000% Cash~	5.68	12/31/2027	1,544,116	285,486	184,012
	ICP Group 3M SOFR + 3.75000%~	9.36	1/31/2028	1,721,797	1,404,995	1,447,171
	LSF 11 A5 Holdco LLC, 3M SOFR + 3.5000%~	8.94	9/29/2028	992,405	986,203	991,909
	Prince 3M SOFR + 4.25000%~	9.72	3/30/2029	1,208,682	1,176,572	1,195,314
	Total Chemicals, Plastics and Rubber			5,467,000	3,853,256	3,818,406

	Containers, Packaging and Glass — 0.32%:
	Novolex Holdings, Inc.3M SOFR + 3.67500%~	9.10	6/30/2029	993,317	990,834	994,341
	Total Containers, Packaging and Glass			993,317	990,834	994,341

	Diversified/Conglomerate Manufacturing — 0.95%:
	Belfor, 3M SOFR + 3.7500%¤~	9.08	10/31/2030	764,523	756,878	767,390
	CP Iris Holdco I 2nd Lien T/L (IPS), 3M SOFR + 7.0000%¤~	12.43	9/21/2029	2,398,019	2,374,039	2,218,167
	Total Diversified/Conglomerate Manufacturing			3,162,542	3,130,917	2,985,557

	Diversified/Conglomerate Service — 4.23%:
	Artera Services, LLC 3M SOFR + 4.5000%~	9.81	2/7/2031	984,918	977,532	987,873
	Citrix EM SOFR + 4.50000%~	9.95	3/19/2029	2,000,000	1,995,000	1,989,420
	Evertec, 3M SOFR + 3.5000%¤~	8.83	10/31/2030	1,983,471	1,953,719	1,988,430
	Internet Brands, Inc., 3M SOFR + 4.2500%~	9.58	4/20/2028	2,370,394	2,313,041	2,353,682
	McAfee Enterprise 3M SOFR + 8.25000%~	9.18	2/2/2029	1,994,924	1,989,937	1,988,560
	Quest Software, 3M SOFR + 7.5000%~	9.78	1/19/2029	722,785	520,244	546,339
	Quest Software, 3M SOFR + 7.5000%~	13.03	1/18/2030	879,573	868,578	362,278
	Sonicwall, Inc., 3M SOFR + 7.5000%~	13.01	5/18/2026	1,506,038	1,498,508	1,370,494
	TRC Companies, Inc. 3M SOFR + 3.75000%~	9.19	12/8/2028	1,728,163	1,715,202	1,722,304
	Total Diversified/Conglomerate Service			14,170,266	13,831,761	13,309,380

	Ecological — 0.38%:
	Patriot Container 2nd Lien T/L, 3M SOFR + 7.7500%~	13.18	3/20/2026	1,400,000	1,351,200	1,204,000
	Total Ecological			1,400,000	1,351,200	1,204,000

	Electronics — 2.33%:
	McAfee Enterprise 2nd Lien T/L, 3M SOFR + 8.2500%~	13.82	5/3/2029	11,567,000	11,487,914	3,354,430
	Precisely 3M SOFR + 3.25000%~	9.59	4/24/2028	3,989,770	3,951,069	3,986,458
	Total Electronics			15,556,770	15,438,983	7,340,888

	Finance — 1.00%:
	Cetera Financial Group, 3M SOFR + 4.5000%~	9.93	8/9/2030	1,958,987	1,902,018	1,968,782
	GIP Pilot Acquisition Partners, L.P., 3M SOFR + 3.0000%~	8.39	9/30/2030	1,166,975	1,161,140	1,169,600
	Total Finance			3,125,962	3,063,158	3,138,382

	Healthcare, Education and Childcare — 1.65%:
	Bausch Health Cos Inc., 3M SOFR + 4.0000%~	9.33	9/14/2028	3,137,152	3,105,780	3,131,285
	LifePoint Health, 3M SOFR + 5.5000%~	11.17	11/16/2028	874,361	873,268	876,389
	Medical Solutions T/L, 3M SOFR + 7.0000%~	12.43	9/22/2027	1,473,684	1,458,947	1,177,105
	Total Healthcare, Education and Childcare			5,485,197	5,437,995	5,184,779

	Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.38%:
	APi Group 3M SOFR + 2.50000%~	7.94	1/3/2029	1,181,841	1,180,364	1,183,566
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products			1,181,841	1,180,364	1,183,566

	Hotels, Motels, Inns and Gaming — 2.04%:
	Four Seasons Holdings, Inc. 3M SOFR + 2.00000%~	7.32	11/30/2029	1,846,764	1,820,950	1,847,466
	Hilton Grand Vacations 3M SOFR + 2.75000%~	8.08	1/13/2031	4,543,303	4,540,464	4,550,391
	Total Hotels, Motels, Inns and Gaming			6,390,067	6,361,414	6,397,857

	Machinery Non-Agricultural, Non-Construction, Non-Electronic — 1.12%:
	Barnes Group, Inc. 3M SOFR + 2.50000%~	7.83	8/30/2030	3,512,713	3,502,436	3,514,469
	Total Machinery Non-Agricultural, Non-Construction, Non-Electronic			3,512,713	3,502,436	3,514,469

	Mining, Steel, Iron and Non Precious Metals — 0.37%:
	Arconic Corp (Arconic Rolled Prod) 3M SOFR + 3.75000%~	9.07	8/18/2030	1,148,821	1,137,332	1,151,405
	Total Mining, Steel, Iron and Non Precious Metals			1,148,821	1,137,332	1,151,405

	Oil and Gas — 1.50%:
	IMTT 3M SOFR + 3.25000%~	8.68	10/5/2030	3,330,559	3,324,394	3,332,224
	Ngl Energy Finance Corp. 3M SOFR + 4.50000%~	9.83	1/27/2031	1,379,073	1,368,730	1,381,831
	Total Mining, Steel, Iron and Non Precious Metals			4,709,632	4,693,124	4,714,055

	Packaging and Containers — 1.16%:
	Pretium Package Holdings 2nd Lien T/L (9/21), 3M SOFR + 6.7500%~	12.33	9/21/2029	2,770,637	2,762,865	1,671,054
	Valcour Packaging (MOLD-RITE) 2nd Lien T/L, 3M SOFR + 7.0000%~	12.44	9/30/2029	5,000,000	4,950,000	1,968,750
	Total Packaging and Containers			7,770,637	7,712,865	3,639,804

	Personal, Food and Miscellaneous — 0.27%:
	Shearer's Foods, Inc. 3M SOFR + 4.00000%~	9.32	1/31/2031	842,007	833,587	842,941
	Total Personal Transportation			842,007	833,587	842,941

	Personal Transportation — 0.04%:
	Naviera Armas 3M EURIBOR + 10.00000%¤+	18.91	6/30/2025	111,774	110,022	121,794
	Total Personal Transportation			111,774	110,022	121,794

	Printing and Publishing — 0.29%:
	Nielsen Holdings Ltd., 3M SOFR + 5.0000%~	10.51	4/11/2029	991,261	904,055	912,634
	Total Printing and Publishing			991,261	904,055	912,634

	Retail Stores — 0.28%:
	Caliber Collision 3M SOFR + 3.75000%~	9.08	1/31/2031	889,281	887,058	891,362
	Total Retail Stores			889,281	887,058	891,362

	Telecommunication — 2.16%:
	Level III~	7.20	3/1/2027	2,000,000	2,017,668	1,981,880
	BMC Software, 3M SOFR + 4.2500%~	9.58	12/31/2028	3,810,365	3,792,886	3,831,817
	Marlink, 3M SOFR + 4.7500%~	10.40	6/28/2029	994,949	982,287	992,462
	Total Telecommunication			6,805,314	6,792,841	6,806,159

	Utilities — 1.27%:
	Invenergy Thermal Operating I LLC, 3M SOFR + 4.5000%	9.67	8/4/2029	1,881,912	1,845,627	1,880,746
	Invenergy Thermal Operating I LLC, 3M SOFR + 4.5000%~	9.67	8/4/2029	155,530	152,531	155,434
	Vistra Zero Operating Co LLC 3M SOFR + 2.75000%~	8.07	3/20/2031	1,956,590	1,946,807	1,956,590
	Total Utilities			3,994,032	3,944,965	3,992,770

	Total Bank Loans			101,800,715	98,927,715	85,203,412

	Commercial Paper — 1.11%:
	Aerospace and Defense — 1.11%:
	L3 Harris Technologies Inc. #	0.00	4/10/2024	$3,500,000	$3,495,082	$3,495,083
	Total Aerospace and Defense			3,500,000	3,495,082	3,495,083

	Total Commercial Paper			3,500,000	3,495,082	3,495,083

	Corporate Bonds — 91.99%:
	Aerospace and Defense — 1.47%:
	American Airlines^#	8.50	5/15/2029	$858,000	$858,000	$906,078
	Spirit AeroSystems Inc^	9.75	11/15/2030	2,577,000	2,634,168	2,882,815
	Triumph Group, Inc.^	9.00	3/15/2028	797,000	797,000	840,515
	Total Aerospace and Defense			4,232,000	4,289,168	4,629,408

	Automobile — 0.71%:
	Adient PLC+^	8.25	4/15/2031	870,000	870,000	918,044
	Faurecia SE+#	7.25	6/15/2026	445,000	485,995	503,494
	RAC Group Holdings Limited+#	8.25	11/6/2028	575,000	701,127	794,239
	Total Automobile			1,890,000	2,057,122	2,215,777

	Banking — 0.36%:
	Macquarie Airfinance Holdings Ltd.+^	8.13	3/30/2029	281,000	281,000	297,175
	Macquarie Airfinance Holdings Ltd.+^	8.38	5/1/2028	788,000	788,000	835,287
	Total Banking			1,069,000	1,069,000	1,132,462

	Broadcasting and Entertainment — 4.61%:
	Altice USA Inc.^	11.75	1/31/2029	1,401,000	1,401,000	1,402,980
	Banijay+	6.50	3/1/2026	3,700,000	3,908,336	4,009,912
	Clear Channel Worldwide Holdings Inc.^	9.00	9/15/2028	708,000	708,000	738,045
	Clear Channel Worldwide Holdings Inc.^#	7.75	4/15/2028	3,337,000	3,399,685	2,921,432
	Dish Dbs Corporation#	7.38	7/1/2028	4,000,000	3,507,287	1,910,002
	Dish Network Corporation^	11.75	11/15/2027	1,770,000	1,766,141	1,802,849
	Gray TV^#	7.00	5/15/2027	245,000	239,737	228,118
	Inmarsat Finance PLC+^	6.75	10/1/2026	1,500,000	1,457,197	1,472,265
	Total Broadcasting and Entertainment			16,661,000	16,387,383	14,485,603

	Buildings and Real Estate — 5.99%:
	Knife River Corporation^	7.75	5/1/2031	2,107,000	2,123,038	2,206,450
	Landsea Homes Corp ^	8.88	4/1/2029	1,000,000	996,250	994,920
	Maison Hold Limited+	6.00	10/31/2027	1,045,000	1,419,991	1,220,024
	New Enterprise Stone & Lime Co.^	9.75	7/15/2028	11,859,000	12,020,389	12,141,576
	Service Properties Trust^	8.63	11/15/2031	545,000	537,316	581,274
	Smyrna Ready Mix Concrete^	8.88	11/15/2031	1,583,000	1,583,000	1,692,054
	Total Buildings and Real Estate			18,139,000	18,679,984	18,836,298

	Cargo Transport — 4.25%:
	Atlas Corporation+^#	5.50	8/1/2029	4,786,000	4,005,866	4,191,507
	Carriage Purchaser Inc.^#	7.88	10/15/2029	7,106,000	6,408,778	6,313,973
	Railworks Hldgs Lp / Railworks Sr^	8.25	11/15/2028	2,881,000	2,823,615	2,858,426
	Total Cargo Transport			14,773,000	13,238,259	13,363,906

	Chemicals, Plastics and Rubber — 5.76%:
	Consolidated Energy Finance SA+^	6.50	5/15/2026	492,000	452,037	453,378
	LSF11 A5 Holdco LLC^#	6.63	10/15/2029	4,448,000	4,000,569	4,005,152
	Monitchem HoldCo+#	8.75	5/1/2028	300,000	328,904	328,087
	Monitchem HoldCo, 3M EURIBOR + 5.2500%+~#	9.19	5/1/2028	215,000	230,764	233,753
	Olympus Water US Holding Corporation^	7.13	10/1/2027	1,500,000	1,483,926	1,515,189
	Olympus Water US Holding Corporation^#	6.25	10/1/2029	2,348,000	2,184,739	2,149,142
	Prince^#	9.00	2/15/2030	4,540,000	4,468,658	4,192,310
	Proman AG+^	5.63	10/15/2028	3,427,000	3,011,880	2,868,801
	SI Group^#	6.75	5/15/2026	1,176,000	1,048,411	276,360
	Windsor Holdings III LLC^	8.50	6/15/2030	2,000,000	2,000,000	2,096,544
	Total Chemicals, Plastics and Rubber			20,446,000	19,209,888	18,118,716

	Containers, Packaging and Glass — 5.36%:
	Novolex Holdings, Inc.^	8.75	4/15/2030	7,423,000	6,809,025	7,298,561
	Packaging Holdings Ltd.^#	7.13	8/15/2028	1,775,000	1,567,386	1,609,326
	SCI Packaging Inc.^	7.88	8/15/2026	5,197,000	5,197,000	5,295,421
	SCI Packaging Inc.^	9.25	4/15/2027	1,327,000	1,234,736	1,315,758
	Titan Holdings II+	5.13	7/15/2029	113,000	133,866	108,487
	Trident Parent, LLC^	12.75	12/31/2028	1,151,000	1,155,633	1,227,948
	Total Containers, Packaging, and Glass			16,986,000	16,097,646	16,855,501

	Diversified/Conglomerate Manufacturing — 0.62%:
	Heat Exchangers+	7.78	10/9/2025	652,344	709,066	693,227
	United Site Services^#	8.00	11/15/2029	2,397,000	2,374,500	1,258,933
	Total Diversified/Conglomerate Manufacturing			3,049,344	3,083,566	1,952,160

	Diversified/Conglomerate Service — 10.57%:
	Albion Fing 1 S A R L & Aggre Sr+^	8.75	4/15/2027	1,800,000	1,806,802	1,793,789
	AMS Osram AG+#	10.50	3/30/2029	2,000,000	2,148,336	2,133,972
	Apcoa Parking Holdings+	4.63	1/15/2027	385,000	455,648	406,030
	Artera Services, LLC^#	8.50	2/15/2031	2,696,000	2,730,915	2,764,360
	Engineering Group+#	11.13	5/15/2028	1,485,000	1,627,861	1,722,255
	Global Infrastructure Solutions, Inc.^	5.63	6/1/2029	2,020,000	1,834,266	1,850,841
	Global Infrastructure Solutions, Inc.^	7.50	4/15/2032	5,298,000	4,776,962	5,188,802
	Presidio, Inc.^	8.25	2/1/2028	5,462,000	5,423,303	5,441,376
	Sabre Holdings Corporation^#	8.63	6/1/2027	2,926,000	2,652,718	2,567,434
	Sabre Holdings Corporation^#	11.25	12/15/2027	1,560,000	1,451,047	1,464,073
	Summer BC Holdco+	9.25	10/31/2027	1,666,932	2,080,163	1,747,122
	Verisure Midholding AB+#	7.13	2/1/2028	915,000	994,381	1,028,967
	Verisure Midholding+	5.25	2/15/2029	3,575,000	4,323,160	3,721,601
	Veritas Bermuda Ltd.^	7.50	9/1/2025	1,526,000	1,433,229	1,399,031
	Total Diversified/Conglomerate Service			33,314,932	33,738,791	33,229,653

	Finance — 9.31%:
	Avolon Holdings+^#	6.50	9/15/2024	4,460,506	4,263,189	4,219,385
	Cerved Group, 3M EURIBOR + 5.250%+~	9.19	2/15/2029	477,000	542,554	496,015
	Cetera Financial Group^	10.00	8/15/2030	1,107,000	1,107,000	1,209,089
	Galaxy Bidco Ltd.+	6.50	7/31/2026	500,000	663,607	621,368
	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (HASI)^	8.00	6/15/2027	428,000	428,000	446,258
	Icahn Enterprises LP	6.38	12/15/2025	5,451,000	5,332,832	5,407,041
	Icahn Enterprises LP	6.25	5/15/2026	1,762,000	1,671,944	1,725,923
	OneMain Finance Corporation	7.88	3/15/2030	600,000	596,478	618,815
	OneMain Finance Corporation+#	4.50	8/28/2027	965,000	1,031,109	1,107,374
	PRA Group^#	5.00	10/1/2029	3,835,000	2,862,598	3,231,689
	PRA Group^	7.38	9/1/2025	1,045,000	1,008,872	1,043,140
	PRA Group^	8.38	2/1/2028	4,518,000	4,280,425	4,496,320
	Travelex(12.50%PIK)¤+	12.50	8/5/2025	3,129,877	4,052,707	4,444,165
	Travelex¤+#>	8.00	5/15/2024	4,600,000	5,097,344	0
	TVL FINANCE PLC, 3M EURIBOR + 5.5000%+~#	9.43	4/28/2028	200,000	217,433	217,389
	Total Finance			33,078,383	33,156,092	29,283,971

	Healthcare, Education and Childcare — 7.76%:
	AdaptHealth LLC^#	4.63	8/1/2029	602,000	503,527	517,943
	AdaptHealth LLC^#	5.13	3/1/2030	2,729,000	2,353,510	2,379,481
	Bausch Health Companies Inc.+^	9.00	12/15/2025	846,000	844,942	803,713
	Bausch Health Companies Inc.+^	9.00	1/30/2028	337,000	648,513	330,281
	Bausch Health Companies Inc.+^	11.00	9/30/2028	598,000	1,011,333	399,165
	Bausch Health Companies Inc.+^	14.00	10/15/2030	118,000	150,249	67,884
	Cidron Aida Finco+	6.25	4/1/2028	1,650,000	2,275,266	1,993,861
	Community Health System Inc.^	10.88	1/15/2032	1,650,000	1,650,000	1,700,373
	Community Health System Inc.^	6.88	4/15/2029	286,000	286,000	214,348
	Consensus Cloud Solutions Inc.^	6.50	10/15/2028	717,000	628,828	637,420
	LifePoint Health Inc.^	9.88	8/15/2030	2,140,000	2,138,189	2,238,125
	LifePoint Health Inc.^	11.00	10/15/2030	3,057,000	3,114,187	3,267,294
	Neogen Corporation^	8.63	7/20/2030	2,298,000	2,315,108	2,475,619
	Nidda BondCo GmbH+#	7.50	8/21/2026	500,000	515,829	555,200
	Radiology Partners Inc.^	8.50	1/31/2029	1,824,205	1,567,725	1,692,498
	Radiology Partners Inc.^	9.78	2/15/2030	6,374,025	6,655,619	5,131,090
	Total Healthcare, Education and Childcare			25,726,230	26,658,825	24,404,295

	Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.05%:
	Staples Inc.^	10.75	4/15/2027	3,478,000	3,545,775	3,307,245
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products			3,478,000	3,545,775	3,307,245

	Hotels, Motels, Inns and Gaming — 0.07%:
	SANI/IKOS Financial Holdings+#	5.63	12/15/2026	215,000	253,957	225,078
	Total Lodging			215,000	253,957	225,078

	Leisure, Amusement, Entertainment — 2.47%:
	Allegiant Travel Co.^	7.25	8/15/2027	3,029,000	2,995,667	3,011,594
	Center Parcs+#	6.50	8/28/2026	825,000	1,147,465	1,030,860
	Center Parcs+#	6.14	8/28/2031	235,000	292,798	304,678
	Motion Topco Limited+#	7.38	6/15/2030	1,600,000	1,723,284	1,799,493
	Ontario Gaming GTA LP+^	8.00	8/1/2030	694,000	700,490	714,801
	Silk TopCo AS+	3.38	2/24/2025	900,000	849,684	909,214
	Total Leisure, Amusement, Entertainment			7,283,000	7,709,388	7,770,640

	Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 0.48%:
	Copeland #	6.38	12/15/2030	1,330,000	1,506,086	1,506,332
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			1,330,000	1,506,086	1,506,332

	Mining, Steel, Iron and Non-Precious Metals — 3.94%:
	Arsenal AIC Parent LLC^	8.00	10/1/2030	1,182,000	1,180,155	1,244,014
	Coronado Global Resources Inc.+^	10.75	5/15/2026	4,846,000	5,050,174	5,048,935
	First Quantum Minerals+^#	9.38	3/1/2029	1,347,000	1,347,000	1,394,341
	Hecla Mining Company	7.25	2/15/2028	4,699,000	4,942,681	4,704,140
	Total Mining, Steel, Iron and Non-Precious Metals			12,074,000	12,520,010	12,391,430

	Oil and Gas — 13.41%:
	AmeriGas Partners LP^	9.38	6/1/2028	851,000	851,000	881,133
	CGG SA+	7.75	4/1/2027	1,500,000	1,787,033	1,472,635
	Energy Transfer LP~	7.13	5/15/2172	2,211,000	1,890,405	2,159,704
	Enlink Midstream Partners LP#	5.45	6/1/2047	3,000,000	2,404,698	2,611,259
	Genesis Energy LP	7.75	2/1/2028	3,408,000	3,223,648	3,426,642
	Genesis Energy LP	8.00	1/15/2027	2,639,000	2,639,208	2,668,905
	Genesis Energy LP	8.88	4/15/2030	1,000,000	980,067	1,046,658
	Global Partners LP^	8.25	1/15/2032	1,361,000	1,361,000	1,410,947
	Harvest Midstream I LP^	7.50	9/1/2028	3,265,000	3,222,948	3,308,725
	IMTT^#	6.50	8/1/2029	6,018,000	5,676,003	5,490,300
	KCA Deutag+	9.88	12/1/2025	1,179,286	1,179,286	1,187,416
	KCA Deutag International Limited(15.00%PIK)+	15.00	12/1/2027	1,024,769	1,024,769	1,031,174
	KCA Deutag, 3M SOFR + 9.0000%+~	30.08	12/1/2025	1,343,874	1,343,874	1,356,506
	Nabors Industries LTD^	9.13	1/31/2030	246,000	246,000	255,756
	NGL Energy Finance Corp.^	8.13	2/15/2029	621,000	621,000	636,045
	NGL Energy Finance Corp.^	8.38	2/15/2032	1,097,000	1,097,000	1,125,298
	Occidental Pete Corp.	8.50	7/15/2027	4,523,000	4,551,487	4,904,922
	Transocean Inc.+^#	7.25	11/1/2025	1,252,000	1,246,011	1,246,906
	Var Energi+~#	7.86	11/15/2083	1,600,000	1,731,510	1,855,690
	Waldorf Production UK LD+#	9.75	10/1/2024	854,967	852,999	847,443
	Weatherford Intl Ltd Bermuda Sr Glbl+^	8.63	4/30/2030	3,092,000	3,105,170	3,228,026
	Total Oil and Gas			42,086,896	41,035,116	42,152,090

	Personal, Food, and Miscellaneous — 0.63%:
	Brinker International^	8.25	7/15/2030	998,000	997,287	1,051,544
	Raising Cane's Restaurants LLC^	9.38	5/1/2029	296,000	296,000	319,818
	Shearer's Foods, Inc.^	7.88	3/1/2031	598,000	598,000	617,551
	Total Personal, Food, and Miscellaneous			1,892,000	1,891,287	1,988,913

	Personal Transportation — 0.09%:
	Naviera Armas+	16.66	12/31/2026	229,335	368,180	296,903
	Total Personal Transportation			229,335	368,180	296,903

	Printing and Publishing — 2.56%:
	Cimpress PLC+	7.00	6/15/2026	2,069,000	2,069,000	2,070,862
	Getty Images Inc.^	9.75	3/1/2027	5,972,000	6,074,281	5,968,817
	Total Printing and Publishing			8,041,000	8,143,281	8,039,679

	Retail Store — 1.34%:
	Bath & Body Works Inc.	6.88	11/1/2035	262,000	238,697	268,012
	Bath & Body Works Inc.	7.60	7/15/2037	1,471,000	1,316,889	1,463,657
	Life Time, Inc.^	8.00	4/15/2026	404,000	392,993	408,867
	Marcolin S.p.A+	6.13	11/15/2026	475,000	578,239	516,196
	Nordstrom Inc.#	5.00	1/15/2044	596,000	353,451	462,177
	PetSmart LLC^	7.75	2/15/2029	1,108,000	1,092,951	1,079,428
	Total Retail Store			4,316,000	3,973,220	4,198,337

	Telecommunications — 6.83%:
	Altice France Holding S.A.+^#	5.75	8/15/2029	1,375,000	1,202,191	1,101,535
	Altice France Holding S.A.+#	4.00	7/15/2029	100,000	80,677	75,250
	Altice France Holding S.A.+^#	5.13	7/15/2029	417,000	300,884	282,005
	Altice France Holding S.A.+^	10.50	5/15/2027	2,240,000	2,091,056	829,150
	BMC Software^	7.13	10/2/2025	103,000	101,174	103,094
	British Telecom+~#	8.38	12/20/2083	600,000	732,312	807,361
	C&W Senior Financing Designated Activity Co+^#	6.88	9/15/2027	2,110,000	1,950,667	1,993,043
	Commscope Inc.^	8.25	3/1/2027	1,173,000	1,144,168	546,922
	Consolidated Communications Hldgs.^#	6.50	10/1/2028	1,250,000	1,076,893	1,091,905
	Digicel Limited ¤+^>	8.25	9/30/2025	2,500,000	2,491,364	0
	Frontier Communications Corporation^	8.75	5/15/2030	774,000	774,000	791,812
	Frontier Communications Hldgs Sr Sec Glbl^#	6.00	1/15/2030	3,976,000	3,387,869	3,370,104
	Level III^#	11.00	11/15/2029	3,797,000	3,860,556	3,948,880
	Level III^#	4.25	7/1/2028	550,000	335,322	263,604
	Telecom Italia+#	7.88	7/31/2028	600,000	651,326	709,622
	Telefonica SA+~#	7.13	11/23/2172	1,400,000	1,524,573	1,643,856
	United Group+#	6.75	2/15/2031	1,000,000	1,087,950	1,104,235
	Viasat^#	6.50	7/15/2028	2,239,000	1,841,639	1,728,876
	Vodafone Group PLC+~#	8.00	8/30/2086	400,000	538,600	542,724
	Vodafone Group PLC+~	6.25	10/3/2078	550,000	542,025	547,437
	Total Telecommunications			27,154,000	25,715,246	21,481,415

	Utilities — 2.35%:
	Electricite de France SA+~	9.13	12/15/2172	350,000	350,000	385,446
	Electricite de France SA+~#	4.00	10/4/2172	700,000	715,783	749,533
	Enbridge Inc.+~	8.25	1/15/2084	1,624,000	1,624,000	1,690,681
	Talen Energy Supply, LLC^	8.63	6/1/2030	3,837,000	3,879,191	4,103,110
	Techem+#	6.00	7/30/2026	439,599	452,215	472,347
	Total Utilities			6,950,599	7,021,189	7,401,117

	Total Corporate Bonds			304,414,719	301,348,459	289,266,929

	Total Fixed Income			452,715,434	446,372,415	418,766,523

	Total Investments				$447,475,952	$420,617,637

	Other assets and liabilities — (33.77%)					(106,175,495)
	Net Assets — 100.00%					$314,442,142

	Percentages are calculated as a percent of net assets applicable to common shareholders.

	EURIBOR - Euro Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate

*	Securities are non-income producing.
‡	The effective interest rates are based on settled commitment amount.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at March 31, 2024.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2024. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

>	Defaulted security.
PIK	Payment-in-kind

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2024.
	United States of America	85.7%
	United Kingdom	5.8%
	Zambia	0.3%
	Germany	0.6%
	Australia	1.2%
	France	0.9%
	Sweden	1.1%
	Italy	0.8%
	Hong Kong	1.0%
	(Individually less than 1%)	2.5%
		100.0%

A summary of outstanding derivatives at March 31, 2024 is as follows:

Schedule of Open Forward Foreign Exchange Contracts
December 31, 2023

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
33,977,844	USD	33,557,196	EUR	Morgan Stanley	4/18/2024	420,648
15,467,214	USD	15,280,175	GBP	Morgan Stanley	4/18/2024	187,039
						$607,687

(1) Values are listed in U.S. dollars.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$1,789,526	$-	$1,789,526
Warrants	-	-	61,588	61,588
Total Equities:	-	1,789,526	61,588	1,851,114

Fixed Income:
Asset-Backed Securities	-	40,801,099	-	40,801,099
Bank Loans	-	76,791,425	8,411,987	85,203,412
Commercial Paper	-	3,495,083	-	3,495,083
Corporate Bonds	-	284,822,764	4,444,165	289,266,929
Total Fixed Income	-	405,910,371	12,856,152	418,766,523

Forward Foreign Exchange Contracts	-	-	-	-

Total Assets:	$-	$407,699,897	$12,917,740	$420,617,637

Liabilities:
Forward Foreign Exchange Contracts:	$-	$607,687	$-	$607,687
Total Liabilities:	$-	$607,687	$-	$607,687

As of March 31, 2024, the Fund held no Level 3 financial instruments with values based on significant unobservable inputs and Level 3 financial instruments in the amount of $12,917,740 had values based on unadjusted third-party pricing information.

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2023	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) ON INVESTMENTS	BALANCE AT March 31, 2024	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF March 31, 2024
Equities
ESC CB 144A High Ridge	-	-	-	-	-	-	-	-	-	-
Flint Group Ordinary A Shares Stapled to 2L	-	-	-	-	-	-	-	-	-	-
Naviera Armas	-			-	-	-	-	-	-	-
Travelex Private Equity Stapled to 12.5% New Money Notes	-	-	-	-	-	-	-	-	-	-
Common Stocks	-	-	-	-	-	-	-	-	-	-
Travelex Topco Limited	113,087	-	-	-	-	-	-	(51,499)	61,588	(51,499)
Warrants	113,087	-	-	-	-	-	-	(51,499)	61,588	(51,499)
Total Equities	113,087	-	-	-	-	-	-	(51,499)	61,588	(51,499)

Bank Loans
Anarafe SLU Facility F	85,059	-	-	203	(84,712)	129	(4,509)	3,830	-	3,830
Anarafe SLU Facility A	20,149	-	-	38	(20,062)	12	116	(253)	-	(253)
Anarafe SLU Facility C	41,966	-	-	53	(43,908)	-	390	1,499	-	1,499
Belfor	-	815,484	-	-	(49,430)	-	495	841	767,390	841
Clear Channel Worldwide Holdings Inc.	-	-	-	2,376,000	-	111	-	11,889	2,388,000	11,889
CP Iris Holdco I 2nd Lien T/L (IPS)	-	2,152,222	-	-	-	-	(1)	65,946	2,218,167	65,946
Evertec	1,985,950	-	-	-	-	-	-	2,480	1,988,430	2,480
Flint Group	154,412	-	(154,412)	-	-	-	-	-	-	-
Florida Food Products 2nd Lien T/L	1,095,000	-	-	-	-	973	-	(45,973)	1,050,000	(45,973)
Bank Loans	3,382,536	2,967,706	(154,412)	2,376,294	(198,112)	1,225	(3,509)	40,259	8,411,987	40,259

Corporate Bonds
Digicel Limited	-	-	-	-	-	-	-	-	-	-
Naviera Armas	377,615	-	(377,615)	-	-	-	-	-	-	-
Travelex	-	-	-	-	-	-	-	-	-	-
Travelex	4,511,307	-	-	115,201	-	14,442	-	(196,785)	4,444,165	500,243
Corporate Bonds	4,888,922	-	(377,615)	115,201	-	14,442	-	(196,785)	4,444,165	500,243
Total	$ 8,384,545	$ 2,967,706	$ (532,027)	$ 2,491,495	$ (198,112)	$ 15,667	$ (3,509)	$ (208,025)	$ 12,917,740	$ 489,003